Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 15,378	€ 17,329
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,374	2,306
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,121	6,917
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	1,187	3,459
Borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	5,162	4,872
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	1,978	2,114
Lease liabilities | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,374	2,306
Lease liabilities | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,121	6,917
Lease liabilities | Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	1,187	3,459
Trade payables and other payables | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 8,238	€ 10,343